Related party transactions - Other (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Office space Augsburg, Germany
Related parties
Rent expense	€ 2	€ 2	€ 2
Use of paintings in administrative building
Related parties
Rent expense	2	2	2
Schlosserei und Metallbau Ederer, Dießen
Related parties
Acquired goods	7	15	15
Andreas Schmid Logistik
Related parties
Acquired goods	74	43
Suzhou Meimai Fast Manufacturing Technology Co., Ltd
Related parties
Acquired goods	175	244	€ 87
DSCS Digital Supply Chain Solutions GmbH
Related parties
Acquired goods	€ 0	€ 0
Ownership interest in associate	33.30%	33.30%
Simon Franz
Related parties
Salary received	€ 12	€ 3